Statement to Securityholder
Ally Auto Receivables Trust 2023-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	7/19/2023	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2023-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	1/1/2026	8.	Performance Tests
End	1/31/2026	9.	Supplemental Disclosures

Determination Date:	2/10/2026
Distribution Date:	2/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001980826.

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02007WAA6	233,020,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02007WAB4	372,010,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02007WAC2	372,010,000.00	185,499,015.48	17,096,290.69	844,020.52	17,940,311.21	168,402,724.79
A-4	02007WAD0	69,800,000.00	69,800,000.00	0.00	306,538.33	306,538.33	69,800,000.00
B	02007WAE8	23,290,000.00	23,290,000.00	0.00	111,792.00	111,792.00	23,290,000.00
C	02007WAF5	19,410,000.00	19,410,000.00	0.00	96,403.00	96,403.00	19,410,000.00
D	02007WAG3	14,420,000.00	14,420,000.00	0.00	80,992.33	80,992.33	14,420,000.00
Total Notes		1,103,960,000.00	312,419,015.48	17,096,290.69	1,439,746.18	18,536,036.87	295,322,724.79
Certificates	02007WAH1					480,716.93
Total Class Distribution						19,016,753.80

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	498.6398631	45.9565353	2.2688114	48.2253467	452.6833278
A-4	1,000.0000000	0.0000000	4.3916666	4.3916666	1000.0000000
B	1,000.0000000	0.0000000	4.8000000	4.8000000	1000.0000000
C	1,000.0000000	0.0000000	4.9666667	4.9666667	1000.0000000
D	1,000.0000000	0.0000000	5.6166664	5.6166664	1000.0000000
Total Notes	282.9984922				267.5121606

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	33	5.591%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	5.760%	N/A	N/A	N/A	0.00
A-3	185,499,015.48	30/360	30	5.460%	N/A	N/A	N/A	844,020.52
A-4	69,800,000.00	30/360	30	5.270%	N/A	N/A	N/A	306,538.33
B	23,290,000.00	30/360	30	5.760%	N/A	N/A	N/A	111,792.00
C	19,410,000.00	30/360	30	5.960%	N/A	N/A	N/A	96,403.00
D	14,420,000.00	30/360	30	6.740%	N/A	N/A	N/A	80,992.33
Total	312,419,015.48							1,439,746.18

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	844,020.52	0.00	844,020.52	0.00
A-4	0.00	306,538.33	0.00	306,538.33	0.00
B	0.00	111,792.00	0.00	111,792.00	0.00
C	0.00	96,403.00	0.00	96,403.00	0.00
D	0.00	80,992.33	0.00	80,992.33	0.00
Total	0.00	1,439,746.18	0.00	1,439,746.18	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	16,291,633.44
Receipts During the Period - Interest	2,417,142.47
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	583,404.24
Other Fees or Expenses Paid	0.00
Total Collections	19,292,180.15
Beginning Reserve Account Balance	2,772,351.62
Total Available Amount	22,064,531.77

Distributions
Basic Servicing Fee	273,926.35
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	1,150,558.85
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	111,792.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	96,403.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	80,992.33
Fourth Priority Principal Distributable Amount	2,680,062.24
Reserve Account Deposit	2,772,351.62
Noteholders' Regular Principal Distributable Amount	14,416,228.45
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	480,716.93
Total Distributions	22,064,531.77

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,772,351.62	2,772,351.62	0.00	0.00	0.00	2,772,351.62	2,772,351.62

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	50,424	25,052	24,364
	Aggregate Receivables Principal Balance	1,108,940,649.63	326,835,243.93	309,738,953.24
	Aggregate Amount Financed	1,121,998,940.08	328,711,617.40	311,459,906.20
	Pool Factor		29.4727445	27.9310668

Weighted Averages	Coupon	8.68%	8.90%	8.92%
	Original Maturity	69.39	70.58	70.66
	Remaining Maturity	59.78	33.77	33.01

Prepayment Percentage	Monthly Period
32
1.21%

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	320,085,761.80	53	376,673.52	7,107.05	1.4121%	1,121,998,940.08	12,707,089.68	1.1325%
Preceding	337,383,032.60	38	398,857.43	10,496.25	1.4187%
Next Preceding	354,322,945.53	37	288,905.69	7,808.26	0.9784%
Third Preceding	371,819,829.35	34	188,730.70	5,550.90	0.6091%
Four Month Average					1.1046%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	24,364	264	1.0836%	31 - 60	454	7,564,451.84	2.4287%
Preceding	25,052	264	1.0538%	61 - 90	214	3,572,213.29	1.1469%
Next Preceding	25,740	256	0.9946%	91 - 120	47	880,671.49	0.2828%
Three Month Average			1.0440%	> 120	3	37,428.46	0.0120%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	237	3,725,208.76	[1]
Additions	23	349,140.46
Removals[2]	8	161,406.03
Ending	252	3,912,943.19

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,980,649.63
	Current	14,416,228.45	Overcollateralization Target Reached?			YES
	Target	14,416,228.45

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.80%	Period	Trigger	Delinquencies
	13-24	2.80%	32	3.10%	1.44%	Pass
	25-36	3.10%
	37+	4.60%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						52,538.04
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						29,150.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No